General and Administrative Expenses (Details) - Schedule of Statements of Condensed Interim Consolidated Financial Position	Jun. 30, 2023 USD ($)
Schedule of Statements of Condensed Interim Consolidated Financial Position [Line Items]
Current	$ 1,600,000
Non-current	400,000
Total	$ 2,000,000